LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Schedule of Liabilities in Respect of Government Grants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of liabilities in respect of government grants [Abstract]
Balance at January 1,	$ 3,886	$ 3,542
Grants received	493	354
Royalties paid	(44)	(66)
BIRD repayment	(546)
Amounts recorded in profit or loss	(427)	56
Balance at December 31,	$ 3,362	$ 3,886